VIA EDGAR

JULIE COLLETT

Senior Director and

Counsel

(212) 314-3017

Email: julie.collett@equitable.com

July 2, 2020

Securities and Exchange Commission

100 F Street N.E.

Washington DC 20549

Re:	Equitable Financial Life Insurance Company
Separate Account FP
File Nos. 333-232418 and 811-04335
CIK 0000771726

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of supplements to the prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Julie Collett
Julie Collett